Taxes (Details) ¥ in Millions				1 Months Ended				6 Months Ended
	Mar. 26, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Mar. 14, 2022 CNY (¥)	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2019	Nov. 30, 2018	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 HKD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2024 USD ($)
Taxes [Line Items]
Assessable profits amount (in Dollars) | $									$ 2,000,000
Income tax rate				15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
Taxable income net (in Yuan Renminbi) | ¥	¥ 3		¥ 3					¥ 1
Enterprise income tax		2.50%						5.00%	5.00%
Income taxes (in Dollars) | $										$ 195,135	$ 294,310
Deferred tax assets percentage								100.00%	100.00%
Enterprise Income Tax [Member]
Taxes [Line Items]
Income tax rate		10.00%
Minimum [Member]
Taxes [Line Items]
Taxable income net (in Yuan Renminbi) | ¥		¥ 1
Maximum [Member]
Taxes [Line Items]
Taxable income net (in Yuan Renminbi) | ¥		¥ 3
Enterprise Income Tax [Member]
Taxes [Line Items]
Income tax rate								25.00%	25.00%
Hong Kong [Member]
Taxes [Line Items]
Profits tax at a rate								8.25%	8.25%
Assessable profits amount (in Dollars) | $									$ 2,000,000
Assessable profits percentage								16.50%	16.50%
Zhongjin Jing’ao [Member] | Enterprise Income Tax [Member]
Taxes [Line Items]
Income tax rate								5.00%	5.00%
Changzhou Zhongjin [Member]
Taxes [Line Items]
Income tax rate								15.00%	15.00%	15.00%
Taizhou Zhongjin [Member]
Taxes [Line Items]
Income tax rate								25.00%	25.00%	25.00%
Zhongjin Jing’ao [Member]
Taxes [Line Items]
Income tax rate								5.00%	5.00%	5.00%